Notes payable - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Sep. 04, 2020 USD ($)
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal	¥ 5,175
Proceeds from notes payable issued	5,400
Movement in currency transaction alignment of notes payable	¥ 227
Senior Notes [Member]
Disclosure of Detailed Information Unsecured Senior Notes [Line Items]
Aggregate principal | $		$ 800